Quarterly Holdings Report
for
Fidelity® International Discovery Fund
July 31, 2023
IGI-NPRT3-0923
1.804822.119
Common Stocks - 97.2%
	Shares	Value ($) (000s)
Australia - 3.7%
Bapcor Ltd.	5,572,948	23,396
EBOS Group Ltd.	1,672,673	40,049
Flight Centre Travel Group Ltd. (a)(b)	3,499,107	54,928
Flutter Entertainment PLC (a)	521,218	103,747
Iperionx Ltd. (a)(c)	16,527,456	11,657
National Storage REIT unit	41,646,941	64,900
TOTAL AUSTRALIA		298,677
Bailiwick of Jersey - 0.4%
JTC PLC (d)	3,616,073	33,413
Belgium - 2.0%
Azelis Group NV	490,100	12,663
KBC Group NV	1,007,321	75,816
UCB SA	823,012	72,863
TOTAL BELGIUM		161,342
Brazil - 0.6%
MercadoLibre, Inc. (a)	39,936	49,443
Canada - 2.9%
Canadian Natural Resources Ltd.	1,438,559	87,482
Constellation Software, Inc.	51,211	108,195
Definity Financial Corp.	506,686	12,753
Franco-Nevada Corp.	205,729	30,020
Lumine Group, Inc.	158,876	2,522
TOTAL CANADA		240,972
China - 3.1%
Alibaba Group Holding Ltd. (a)	5,217,028	66,670
Chervon Holdings Ltd.	7,803,207	29,216
Glodon Co. Ltd. (A Shares)	6,171,620	27,908
Li Ning Co. Ltd.	3,811,358	22,969
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	758,200	31,420
Tencent Holdings Ltd.	1,591,794	73,161
TOTAL CHINA		251,344
Denmark - 3.3%
DSV A/S	394,372	78,963
Novo Nordisk A/S Series B	1,176,803	189,762
TOTAL DENMARK		268,725
France - 12.3%
Air Liquide SA	730,750	131,384
Airbus Group NV	489,145	72,051
AXA SA	3,101,358	95,332
BNP Paribas SA	1,381,796	91,126
Edenred SA	1,364,493	88,635
EssilorLuxottica SA	314,416	63,242
Exclusive Networks SA	1,616,563	34,482
L'Oreal SA	195,645	91,035
LVMH Moet Hennessy Louis Vuitton SE	302,250	280,720
Pernod Ricard SA	276,393	60,961
TOTAL FRANCE		1,008,968
Germany - 4.8%
DHL Group	1,556,991	79,981
Merck KGaA	359,030	63,082
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	174,315	65,662
Nexus AG	562,762	35,950
Rheinmetall AG	136,045	38,502
Siemens AG	461,612	78,678
Siemens Healthineers AG (d)	475,045	27,589
TOTAL GERMANY		389,444
Hong Kong - 1.4%
AIA Group Ltd.	11,687,137	116,927
Hungary - 0.3%
Richter Gedeon PLC	850,465	21,453
India - 5.4%
Avenue Supermarts Ltd. (a)(d)	505,358	23,061
Campus Activewear Ltd. (a)	1,643,898	6,040
HDFC Bank Ltd.	10,043,319	201,652
HDFC Bank Ltd. sponsored ADR	1,186,465	81,012
ITC Ltd.	4,656,000	26,366
Larsen & Toubro Ltd.	579,300	18,887
One97 Communications Ltd. (a)	4,023,500	39,159
Pine Labs Private Ltd. (a)(e)(f)	8,672	4,633
PVR INOX Ltd. (a)	649,600	12,299
Sona Blw Precision Forgings Ltd. (d)	2,874,000	19,923
Star Health & Allied Insurance Co. Ltd. (a)	992,200	7,678
TOTAL INDIA		440,710
Ireland - 2.2%
Cairn Homes PLC	27,768,466	33,819
CRH PLC	1,123,211	66,911
Dalata Hotel Group PLC (a)(c)	11,172,339	52,268
Kingspan Group PLC (Ireland)	348,509	27,973
TOTAL IRELAND		180,971
Italy - 3.9%
BFF Bank SpA (d)	3,154,969	35,591
Davide Campari Milano NV	2,893,514	38,909
Ferrari NV	151,803	48,636
FinecoBank SpA	1,625,451	25,226
Prysmian SpA	800,300	31,897
Recordati SpA	158,575	8,186
UniCredit SpA	4,998,771	126,570
TOTAL ITALY		315,015
Japan - 18.9%
Advantest Corp.	261,607	35,904
BayCurrent Consulting, Inc.	577,000	18,608
Capcom Co. Ltd.	1,225,625	55,137
Daiichi Sankyo Kabushiki Kaisha	1,712,619	52,748
Eisai Co. Ltd.	299,900	18,922
Fast Retailing Co. Ltd.	228,673	57,158
FUJIFILM Holdings Corp.	692,538	40,146
Hitachi Ltd.	2,274,914	148,681
Hoya Corp.	1,020,783	118,606
Itochu Corp.	2,615,509	105,712
JTOWER, Inc. (a)	589,544	30,044
Keyence Corp.	125,031	56,036
Misumi Group, Inc.	937,676	17,100
Mitsubishi UFJ Financial Group, Inc.	9,101,298	73,286
NOF Corp.	447,204	19,273
ORIX Corp.	3,761,766	72,213
Outsourcing, Inc.	2,520,506	25,698
Persol Holdings Co. Ltd.	2,287,062	45,142
Renesas Electronics Corp. (a)	5,996,514	115,696
Shin-Etsu Chemical Co. Ltd.	3,250,901	107,100
SMC Corp.	84,953	44,278
Sony Group Corp.	1,195,018	111,933
Sumitomo Mitsui Financial Group, Inc.	1,229,174	57,589
TechnoPro Holdings, Inc.	803,637	20,806
TIS, Inc.	1,356,750	34,361
Tokio Marine Holdings, Inc.	1,758,860	40,445
ZOZO, Inc.	1,355,009	26,402
TOTAL JAPAN		1,549,024
Korea (South) - 1.2%
Samsung Electronics Co. Ltd.	1,785,070	97,516
Netherlands - 6.1%
Adyen BV (a)(d)	33,955	63,021
ASML Holding NV (Netherlands)	315,174	225,749
BE Semiconductor Industries NV	721,740	86,220
IMCD NV	225,189	34,156
ING Groep NV (Certificaten Van Aandelen)	3,889,474	56,773
Topicus.Com, Inc. (a)	101,548	8,009
Universal Music Group NV	962,628	24,691
TOTAL NETHERLANDS		498,619
Russia - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (a)(f)	619,390	229
Spain - 1.3%
CaixaBank SA	17,998,287	72,807
Cie Automotive SA	1,050,928	32,909
TOTAL SPAIN		105,716
Sweden - 2.4%
ASSA ABLOY AB (B Shares)	1,380,789	33,198
HEXPOL AB (B Shares)	1,961,031	21,294
Indutrade AB	2,394,149	50,242
Kry International AB (a)(e)(f)	4,183	236
Lagercrantz Group AB (B Shares)	2,939,024	35,375
Nibe Industrier AB (B Shares)	3,116,844	28,052
Nordnet AB	1,801,451	26,732
TOTAL SWEDEN		195,129
Switzerland - 1.5%
Compagnie Financiere Richemont SA Series A	564,287	90,869
Partners Group Holding AG	30,988	34,753
TOTAL SWITZERLAND		125,622
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,144,000	164,807
United Kingdom - 10.9%
3i Group PLC	1,855,300	47,071
AstraZeneca PLC (United Kingdom)	1,546,581	222,207
BAE Systems PLC	6,223,621	74,429
Beazley PLC	3,488,397	24,555
Big Yellow Group PLC	1,999,553	27,535
Bunzl PLC	2,238,046	82,949
Cab Payments Holdings Ltd.	4,659,200	17,161
Compass Group PLC	4,817,382	125,337
Diageo PLC	1,495,972	65,288
Endava PLC ADR (a)	231,005	12,119
Games Workshop Group PLC	164,010	24,521
JD Sports Fashion PLC	15,236,172	30,836
London Stock Exchange Group PLC	455,413	49,455
Sage Group PLC	2,758,200	33,153
Smart Metering Systems PLC	2,852,560	25,516
Starling Bank Ltd. Series D (a)(e)(f)	6,223,100	27,873
Zegona Communications PLC (a)(c)	322,474	155
TOTAL UNITED KINGDOM		890,160
United States of America - 6.2%
Globant SA (a)	100,728	17,600
Lattice Semiconductor Corp. (a)	486,685	44,259
Linde PLC	216,883	84,730
Microsoft Corp.	96,900	32,551
Nestle SA (Reg. S)	1,652,478	202,460
NVIDIA Corp.	184,132	86,043
Samsonite International SA (a)(d)	12,741,420	37,740
TOTAL UNITED STATES OF AMERICA		505,383
Zambia - 0.4%
First Quantum Minerals Ltd.	1,179,400	34,980
TOTAL COMMON STOCKS (Cost $6,038,616)		7,944,589

Preferred Stocks - 0.9%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.6%
China - 0.5%
ByteDance Ltd. Series E1 (a)(e)(f)	131,235	31,464
dMed Biopharmaceutical Co. Ltd. Series C (a)(e)(f)	727,754	5,698
		37,162
Estonia - 0.1%
Bolt Technology OU Series E (a)(e)(f)	87,239	11,420
TOTAL CONVERTIBLE PREFERRED STOCKS		48,582
Nonconvertible Preferred Stocks - 0.3%
India - 0.3%
Pine Labs Private Ltd.:
Series 1 (a)(e)(f)	20,726	11,073
Series A (a)(e)(f)	5,179	2,767
Series B (a)(e)(f)	5,635	3,011
Series B2 (a)(e)(f)	4,558	2,435
Series C (a)(e)(f)	8,478	4,529
Series C1 (a)(e)(f)	1,786	954
Series D (a)(e)(f)	1,910	1,020
		25,789
Sweden - 0.0%
Kry International AB Series E (a)(e)(f)	24,162	1,365
TOTAL NONCONVERTIBLE PREFERRED STOCKS		27,154
TOTAL PREFERRED STOCKS (Cost $76,424)		75,736

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (g)	73,093,262	73,108
Fidelity Securities Lending Cash Central Fund 5.32% (g)(h)	12,588,439	12,590
TOTAL MONEY MARKET FUNDS (Cost $85,698)		85,698

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $6,200,738)	8,106,023
NET OTHER ASSETS (LIABILITIES) - 0.9%	71,686
NET ASSETS - 100.0%	8,177,709

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,338,000 or 2.9% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $108,478,000 or 1.3% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	22,664

ByteDance Ltd. Series E1	11/18/20	14,380

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,336

Kry International AB	5/14/21	1,817

Kry International AB Series E	5/14/21	11,046

Pine Labs Private Ltd.	6/30/21	3,233

Pine Labs Private Ltd. Series 1	6/30/21	7,728

Pine Labs Private Ltd. Series A	6/30/21	1,931

Pine Labs Private Ltd. Series B	6/30/21	2,101

Pine Labs Private Ltd. Series B2	6/30/21	1,699

Pine Labs Private Ltd. Series C	6/30/21	3,161

Pine Labs Private Ltd. Series C1	6/30/21	666

Pine Labs Private Ltd. Series D	6/30/21	712

Starling Bank Ltd. Series D	6/18/21	11,126

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	376,692	1,443,474	1,747,058	6,635	-	-	73,108	0.2%
Fidelity Securities Lending Cash Central Fund 5.32%	29,429	801,427	818,266	1,248	-	-	12,590	0.0%
Total	406,121	2,244,901	2,565,324	7,883	-	-	85,698

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Dalata Hotel Group PLC	36,423	-	853	-	289	16,409	52,268
Iperionx Ltd.	6,780	1,236	147	-	13	3,775	11,657
Zegona Communications PLC	282	-	5	-	(2)	(120)	155
Total	43,485	1,236	1,005	-	300	20,064	64,080

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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